Consolidated Statements of Comprehensive Income (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent
Net effect of foreign currency translation, tax	¥ 0	¥ 0	¥ 0
Net unrealized gain/(loss) in available-for-sale equity securities, tax	¥ 0	¥ 0	¥ 0